Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value of Option Award Estimated on Date of Grant Using Black-Scholes Option Pricing Model

The fair value of each option award was estimated on the date of grant using the Black-Scholes option pricing model that incorporates the assumptions presented below:

	Years ended December 31
	2011	2010
Expected term of option (in years)	4.0	4.0
Expected volatility	36.44%	38.00%
Dividend yield	3.16%	2.53%
Risk-free interest rate	0.44%	0.45%

Summary of Option Activity Under Stock Option Plans

A summary of option activity under the stock option plans as of and for the years ended December 31, 2012, 2011 and 2010 is presented below:

	Shares	Weighted–average exercise price	Weighted–average remaining contractual term	Aggregate intrinsic value
		(Yen)	(Year)	(Millions of yen)
Outstanding at January 1, 2010	1,512,000	¥4,119	3.0	¥588
Granted	890,000	4,573
Forfeited	(182,000)	3,479

Outstanding at December 31, 2010	2,220,000	4,354	2.5	722
Granted	912,000	3,990
Exercised	(65,800)	3,287
Forfeited	(24,000)	4,282

Outstanding at December 31, 2011	3,042,200	4,268	2.0	88
Exercised	(10,800)	3,287
Forfeited	(305,000)	4,493

Outstanding at December 31, 2012	2,726,400	¥4,247	1.6	¥37

Exercisable at December 31, 2012	1,988,400	¥4,342	1.1	¥37

Summary of Nonvested Shares

A summary of the status of the Company’s nonvested shares at December 31, 2012, and changes during the year ended December 31, 2012, is presented below:

	Year ended December 31, 2012
	Shares	Weighted–average grant-date fair value
		(Yen)
Nonvested at January 1, 2012	1,768,000	¥878
Vested	(848,000)	988
Forfeited	(182,000)	796

Nonvested at December 31, 2012	738,000	772